Share-Based Compensation Plans (Details) - Schedule of stock options that are exercisable and the weighted average remaining life - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock options that are exercisable and the weighted average remaining life [Abstract]
Telesat Canada time vesting options		5,779,565
Telesat Canada performance vesting options		406,266
Telesat Corporation time vesting options	875,880
Weighted average remaining life	2 years	6 years